Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions		Total	Common Stock	Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock
Beginning balance (in shares) at Dec. 31, 2024			200,400,000
Beginning balance at Dec. 31, 2024		$ 10,332	$ 2	$ 8,598	$ 2,112	$ 12	$ (392)
Beginning balance (in shares) at Dec. 31, 2024							(5,500,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to common shareholders		205			205
Common stock issuances (in shares)	[1]		100,000
Common stock issuances	[1]	7		13			$ (6)
Net other comprehensive income (loss)		(10)			0	(10)
Ending balance (in shares) at Mar. 31, 2025			200,500,000
Ending balance at Mar. 31, 2025		$ 10,534	$ 2	8,611	2,317	2	$ (398)
Ending balance (in shares) at Mar. 31, 2025							(5,500,000)
Beginning balance (in shares) at Dec. 31, 2025		200,605,170	200,600,000
Beginning balance at Dec. 31, 2025		$ 10,837	$ 2	8,642	2,575	6	$ (388)
Beginning balance (in shares) at Dec. 31, 2025		(5,428,008)					(5,400,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to common shareholders		$ 196			196
Common stock issuances (in shares)	[1]		200,000				(100,000)
Common stock issuances	[1]	2		10			$ (8)
Net other comprehensive income (loss)		$ 2			0	2
Ending balance (in shares) at Mar. 31, 2026		200,767,975	200,800,000
Ending balance at Mar. 31, 2026		$ 11,037	$ 2	$ 8,652	$ 2,771	$ 8	$ (396)
Ending balance (in shares) at Mar. 31, 2026		(5,487,595)					(5,500,000)

[1]	Includes stock-based compensation, employee stock purchase plan and dividend reinvestment and direct stock purchase plan activity.